Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 211,111,204.00
Previously Paid Amount	0.00
Total Fee Amount	29,154.46
Total Offset Amount	0.00
Net Fee	$ 29,154.46